13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 09/30/2006
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: September 30, 2006
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 60
From 13F Information Table Value Total (USD):  169,401.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
Abbott Labs		COM	2824100		894	18411	SH		SOLE
Aflac Inc.		COM	1055102		6731	147103	SH		SOLE
Altria Group		COM	718154107	1363	17800	SH		SOLE
American Express	COM	25816109	7241	129121	SH		SOLE
American Int'l Group	COM	26874107	16231	244965	SH		SOLE
Ameriprise Financial	COM			741	15807	SH		SOLE
Anheuser Busch		COM	35229103	3811	80218	SH		SOLE
Bank Of Amer		COM	60505104	949	17722	SH		SOLE
Beckman Coulter		COM	75811109	1539	26735	SH		SOLE
Berkshire Hathaway	COM	84670991	1437	15	SH		SOLE
Berkshire Hathaway B	COM	84670207	13985	4406	SH		SOLE
Bp Plc Adr		COM	55622104	503	7668	SH		SOLE
CBS			COM	12490K107	577	20472	SH		SOLE
Chevron			COM	166764100	261	4028	SH		SOLE
Chubb			COM	171232101	340	6540	SH		SOLE
Citigroup Inc		COM	172967101	1403	28240	SH		SOLE
Coca-Cola		COM	191216100	2151	48151	SH		SOLE
Colgate Palmolive	COM	194162103	6836	110074	SH		SOLE
Comcast A		COM	200300200	342	9257	SH		SOLE
Comcast Corp A		COM	200300200	12805	347872	SH		SOLE
Costco Wholesale	COM	22160K105	6964	140169	SH		SOLE
Diageo (Guinness)	COM	25243q205	5425	76365	SH		SOLE
Disney			COM	254687106	1253	40553	SH		SOLE
Emerson Electric	COM	291011104	1179	14064	SH		SOLE
Exxon Mobil		COM	302290101	1898	28291	SH		SOLE
Fannie Mae		COM	313586109	4028	72038	SH		SOLE
Florida East Coast Inds	COM	340632108	263	4609	SH		SOLE
Freddie Mac		COM	313400301	1572	23692	SH		SOLE
General Electric	COM	369604103	9643	273185	SH		SOLE
Golden Eagle Int'l	COM	380961102	1	100000	SH		SOLE
Hartford Fincl Svcs	COM	416515104	263	3026	SH		SOLE
Home Depot		COM	437076102	1478	40759	SH		SOLE
Johnson & Johnson	COM	478160104	1665	25644	SH		SOLE
Keycorp Inc		COM	493267108	880	23496	SH		SOLE
MarchFirst Inc		COM	566244109	0	83415	SH		SOLE
Mercury General Corp	COM	589400100	2387	48119	SH		SOLE
Microsoft		COM	594918104	2606	95296	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	339	3900	SH		SOLE
Pepsico Inc.		COM	713448108	1832	28076	SH		SOLE
Pfizer			COM	717081103	7401	260960	SH		SOLE
Potlatch Corp (New)	COM	737628107	426	11494	SH		SOLE
Procter & Gamble	COM	742718109	3032	48912	SH		SOLE
Rayonier Inc		COM	754907103	427	11298	SH		SOLE
Royal Dutch Shell A	COM			565	8545	SH		SOLE
Schering-Plough		COM	806605101	257	11642	SH		SOLE
St Joe			COM	790148100	878	16000	SH		SOLE
Sun Life Financial	COM	866796105	591	14399	SH		SOLE
Time Warner Inc		COM	887315109	8240	452024	SH		SOLE
U.S. Bancorp Del	COM	902973106	3367	101368	SH		SOLE
United Technologies	COM	913017109	2827	44632	SH		SOLE
Ust Inc Com		COM	902911106	548	10000	SH		SOLE
Viacom Inc Cl B		COM			708	19051	SH		SOLE
Walmart			COM	931142103	4990	101175	SH		SOLE
Washington Post		COM	939640108	714	968	SH		SOLE
Wells Fargo & Co.	COM	949746101	668	18450	SH		SOLE
Wesco Financial		COM	950817106	1189	2720	SH		SOLE
Weyerhaeuser Co		COM	962166104	1931	31391	SH		SOLE
Wr Berkley Corp		COM	84423102	6250	176603	SH		SOLE
Wyeth/Amer Home		COM	26609107	266	5240	SH		SOLE
Morgan Stanley DW Adj 31COM			307	18900	SH		SOLE